FINANCIAL ASSETS AND LIABILITIES - Summary of Carrying in Loans, Borrowings and Debentures (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Loans, financing, and debt	R$ 52,987,216	R$ 45,659,037	R$ 42,249,460
Real (R$) [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing, and debt	24,450,190	23,304,742
U.S. Dollar (U.S.$) [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing, and debt	18,912,917	21,806,154
Euro (EUR) [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing, and debt	5,728,508	96,317
Yen (YEN) [Member]
Disclosure of detailed information about borrowings [line items]
Loans, financing, and debt	3,769,894
Pound Sterling (GBP) [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing, and debt	R$ 125,707	R$ 451,824